Common Stock - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Equity [Abstract]
Common stock, shares authorized	170,000,000	304,360,000	125,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Voting description	Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company's stockholders.
Common dividends declared	$ 0	$ 0
Common stock, reserved for conversion	13,777,199	24,583,643